Shareholder Report, Average Annual Return (Details)		12 Months Ended	13 Months Ended	36 Months Ended		41 Months Ended		57 Months Ended		60 Months Ended	66 Months Ended		69 Months Ended		74 Months Ended		120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025 [12]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
C000101539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Growth Fund (Institutional Class/WCMIX)
Average Annual Return, Percent		20.90%								4.63%							10.68%
C000104483 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Growth Fund (Investor Class/WCMRX)
Average Annual Return, Percent		20.56%								4.37%							10.40%
C000127812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused Emerging Markets Fund (Investor Class/WFEMX)
Average Annual Return, Percent		31.13%								0.34%							8.79%
C000127811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)
Average Annual Return, Percent		31.46%								0.60%							8.97%
C000160892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM International Small Cap Growth Fund (Institutional Class/WCMSX)
Average Annual Return, Percent		18.14%								0.33%							11.40%
C000215233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM SMID Quality Value Fund (Investor Class/WCMJX)
Average Annual Return, Percent		(7.27%)								5.76%					5.38%	[1]
C000215234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM SMID Quality Value Fund (Institutional Class/WCMFX)
Average Annual Return, Percent		(7.00%)								6.06%					5.67%	[2]
C000215235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Small Cap Growth Fund (Institutional Class/WCMLX)
Average Annual Return, Percent		8.03%								1.07%					7.18%	[3]
C000215236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Small Cap Growth Fund (Investor Class/WCMNX)
Average Annual Return, Percent		7.82%								0.82%					6.92%	[4]
C000218621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM China Quality Growth Fund (Investor Class/WCQGX)
Average Annual Return, Percent		20.96%								(6.18%)			3.11%	[5]
C000218622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM China Quality Growth Fund (Institutional Class/WCMCX)
Average Annual Return, Percent		21.19%								(5.94%)			3.37%	[6]
C000220167 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Equity Fund (Institutional Class/WCMVX)
Average Annual Return, Percent		41.03%								10.28%	14.92%	[7]
C000220168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Equity Fund (Investor Class/WLIVX)
Average Annual Return, Percent		40.74%								10.00%	14.64%	[8]
C000225976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Opportunities Fund (Investor Class/WCFOX)
Average Annual Return, Percent		31.45%						5.92%	[9]
C000225977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused International Opportunities Fund (Institutional Class/WCMOX)
Average Annual Return, Percent		31.80%						6.21%	[10]
C000255791 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Mid Cap Quality Value Fund (Class Y/WMVYX)
Average Annual Return, Percent	[11]	(7.14%)	6.15%
C000237215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Mid Cap Quality Value Fund (Institutional Class/WCMAX)
Average Annual Return, Percent		(7.23%)				5.87%	[13]
C000237216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Mid Cap Quality Value Fund (Investor Class/WMIDX)
Average Annual Return, Percent		(7.47%)				5.60%	[14]
C000238736 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)
Average Annual Return, Percent		39.15%		26.76%	[15]
C000238735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)
Average Annual Return, Percent		39.49%		27.07%	[16]
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent		32.38%						7.49%	[9],[10]	7.91%	11.54%	[7],[8]					8.41%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.15%	17.41%			17.41%	[13],[14]			13.15%					15.14%	[3],[4]
MSCI China All Shares Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI China All Shares Index
Average Annual Return, Percent		28.94%								(2.45%)			4.77%	[5],[6]
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex China Index
Average Annual Return, Percent		34.61%		18.60%	[15],[16]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		33.57%								4.20%							8.42%
Russell 2500 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		12.73%								10.02%					9.71%	[1],[2]
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Average Annual Return, Percent		13.01%								3.18%					8.93%	[3],[4]
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		11.05%	9.91%			9.91%	[13],[14]
MSCI ACWI ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent		29.26%								6.91%							8.13%

[1]	Investor Class shares commenced operations on October 30, 2019.
[2]	Institutional Class shares commenced operations on October 30, 2019.
[3]	Institutional Class shares commenced operations on October 30, 2019.
[4]	Investor Class shares commenced operations on October 30, 2019.
[5]	Investor Class shares commenced operations on March 31, 2020.
[6]	Institutional Class shares commenced operations on March 31, 2020.
[7]	Institutional Class shares commenced operations on June 29, 2020.
[8]	Investor Class shares commenced operations on June 29, 2020.
[9]	Investor Class shares commenced operations on March 30, 2021.
[10]	Institutional Class shares commenced operations on March 30, 2021.
[11]	The performance figures for Class Y shares include the performance for the Institutional Class shares for the periods prior to the inception date of Class Y shares, adjusted for the difference in expenses related to Institutional Class shares and Class Y shares. Institutional Class shares impose higher expenses than Class Y shares.
[12]	Class Y shares commenced operations on November 29, 2024.
[13]	Institutional Class shares commenced operations on July 28, 2022.
[14]	Investor Class shares commenced operations on July 28, 2022.
[15]	Investor Class shares commenced operations on December 29, 2022.
[16]	Institutional Class shares commenced operations on December 29, 2022.